Other Financial Assets - Narrative (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial assets [line items]
Investment in equity instruments at fair value through OCI	¥ 157,731	¥ 148,451
With quoted prices in active markets
Disclosure of financial assets [line items]
Investment in equity instruments at fair value through OCI	¥ 74,495	¥ 84,188